General Information (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2021 subsidiary	Dec. 31, 2021	Aug. 12, 2021	Jan. 04, 2021 BRL (R$)	Dec. 30, 2020	Jul. 04, 2018
General Information [Abstract]
Pag Seguro digital has control of the shares Pag Seguro Brazil						99.99%
Number of new subsidiaries established | subsidiary	4
Consolidated Assets
General Information [Abstract]
Concentration risk percentage		0.03
Consolidated Revenue
General Information [Abstract]
Concentration risk percentage		0.02
Consolidated Net Income
General Information [Abstract]
Concentration risk percentage		0.01
BoletoFlex Tecnologia e Serviços LTDA. ("BoletoFlex")
General Information [Abstract]
Percentage of voting equity interests acquired					20.00%
Cash transferred | R$				R$ 15,000,000
Concil
General Information [Abstract]
Percentage of voting equity interests acquired			100.00%